Trade and other receivables	12 Months Ended
Dec. 31, 2025
Trade and other receivables [abstract]
Trade and other receivables	2 In conjunction with acquisition of RLS, allowance for impairment losses increased as a result of the shift in customer base post-acquisition. Refer to Note 2.9 for further information on our accounting policies with respect to trade receivables. Trade and other receivables

	2025	2024
	US$'000	US$'000
		(Recast)
Trade receivables	131,579	87,059
Allowance for impairment losses[2]	(2,377)	(131)
	129,202	86,928